Equity-method investees - Summarised Statement of Financial Position and Profit or Loss of Joint Venture (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Natuzzi Trading (Shanghai) Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership interest in joint venture	49.00%	49.00%	49.00%